Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Allowance for doubtful accounts	$ 1,956	$ 1,018
Equity:
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary stock, shares authorized	70,000,000	70,000,000
Ordinary stock, shares issued	44,556,910	39,888,092
Ordinary stock, shares outstanding	44,556,910	39,888,092